Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - Conversion Option Liability [Member]	3 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at May 25, 2022 (date of issuance)	$ 41,331
Change in fair value	(35,333)
Fair value at June 30, 2022	$ 5,998